Allowance for trade and other receivables	12 Months Ended
Mar. 31, 2019
Trades and other receivables [Member]
Statement [line items]
Allowance for trade and other receivables
5.	Allowance for trade and other receivables

Change in the allowances for trade and other receivables are as follows:

	Year ended March 31,
	2019		2019	2018	2017
	(In millions)
Balance at the beginning	US$	213.7	Rs.14,776.2	Rs.15,170.3	Rs.14,460.4
Allowances made during the year		31.0	2,141.9	145.7	1,706.0
Written off		(57.5)	(3,974.4)	(454.9)	(1,340.3)
Currency translation		(5.1)	(353.3)	45.6	344.2
Reversal of/(classified as) held for sale		1.9	130.5	(130.5)	—

Balance at the end	US$	184.0	Rs.12,720.9	Rs.14,776.2	Rs.15,170.3